FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
Schedule of fair value of financial assets and financial liabilities

	As of 31 December 2023

Financial assets	Total	Level 1	Level 2	Level 3

Investment funds at fair value (Note 5)	1,592,056	1,592,056	—	—
	1,592,056	1,592,056	—	—

	As of 31 December 2022
Financial assets	Total	Level 1	Level 2	Level 3

Investment funds at fair value (Note 5)	28,929	28,929	—	—
	28,929	28,929	—	—